Updating Summary Prospectus for Existing Investors
May 1, 2024
Schwab Advisor Choice Variable Annuity An individual flexible premium variable annuity	Issued by Empower Life & Annuity Insurance Company of New York Variable Annuity‑1 Series Account of New York P.O. Box 1854 Birmingham, Alabama 35201‑1854 Telephone: 1‑800‑838‑0650
This Updating Summary Prospectus summarizes key features of the Schwab Advisor Choice Variable Annuity (the “Contract”), an individual flexible premium variable annuity contract. You should read this Updating Summary Prospectus carefully, particularly the section titled Important Information You Should Consider About the Contract.
The prospectus for the Schwab Advisor Choice Variable Annuity Contract (the “Prospectus”) contains more information about the Contract, including its features, benefits, and risks. You can find the prospectus and other information about the Contract online at www.protective.com/productprospectus. You can also obtain this information at no cost by calling 1(800) 838-0650 or by sending an email request to prospectus@protective.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

APPENDIX A — FUNDS AVAILABLE UNDER THE CONTRACT	A-1

SPECIAL TERMS
“We”, “us”, “our”, “Empower”, and “Company”  Refer to Empower Life & Annuity Insurance Company of New York. “You”, “your” and “Owner” refer to the person(s) who has been issued a Contract.
Annuitant (Joint Annuitant) The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. The Annuitant will be the Owner unless otherwise indicated in the application. If you select a Joint Annuitant, “Annuitant” means the older Joint Annuitant or the sole surviving Joint Annuitant, unless otherwise stated. Joint Annuitants must be one another’s Spouse as of the Effective Date. If you name a Contingent Annuitant, the Annuitant will be considered the “Primary Annuitant.” If a Grantor Trust owns the Contract, the Grantor will be the Annuitant unless otherwise indicated in the application. If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application. If a Non-Grantor Trust owns the Contract, no Contingent Annuitant may be named and the Annuitant will be considered the Primary Annuitant.
Annuity Account An account we establish in your name that reflects the Owner’s interests in the Sub-Accounts in both the Investment Segment and the Income Segment.
Annuity Account Value The sum of the value of each Sub-Account you have selected in both the Investment Segment and Income Segment. The Annuity Account Value is credited with a return based upon the investment experience of the Sub-Account(s) selected by you and will increase and decrease accordingly.
Annuity Commencement Date The date annuity payouts begin, which is either the Payout Election Date or the Annuitant’s 99th birthday if no Payout Election Date has been established. You may change the Annuity Commencement Date if annuity payouts have not already begun. Upon death of the Owner, the Beneficiary may change the Annuity Commencement Date only if the Beneficiary is the Owner’s surviving Spouse and elects to continue the Contract. The Annuity Commencement Date must occur prior to or on the Annuitant’s 99th birthday.
Attained Age During the Guaranteed Annual Withdrawal Phase, the age of the Covered Person (or the age of the younger Joint Covered Person) on the Ratchet Date.
Beneficiary The person(s) designated by the Owner to receive any Death Benefit under the terms of the Contract. If the surviving Spouse of an Owner is the surviving Joint Owner, the surviving Spouse will be deemed to be the Beneficiary upon such Owner’s death and may take the death benefit or elect to continue this Contract in force.
Benefit Base For purposes of the GLWB Rider, the amount that is multiplied by the Guaranteed Annual Withdrawal Percentage to calculate the Guaranteed Annual Withdrawal. The Benefit Base increases dollar-for-dollar upon any GLWB Rider Contribution and is reduced proportionately for any Excess Withdrawal. The Benefit Base can also increase with positive Covered Fund performance on the Ratchet Date and may also be adjusted on the Ratchet Date. The Benefit Base may not exceed $5 million. Any Covered Fund Value over $5 million will be considered excess Covered Fund Value and will not be used to calculate Guaranteed Annual Withdrawals.
Business Day Any day, and during the hours, on which the New York Stock Exchange is open for trading. If a date falls on a non-Business Day, the following Business Day will be used unless otherwise stated in the Prospectus.
Code The Internal Revenue Code of 1986, as amended, and all related laws and regulations which are currently in effect.
Consultant Your designated investment manager or financial advisor.
Contingent Annuitant The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant and before annuity payouts have begun. If a Non-Grantor Trust owns the Contract, no Contingent Annuitant may be named.
Contributions Amounts of money you invest or deposit into your Annuity Account.
Covered Funds Interests in Sub-Account(s) designated for the Income Segment.
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Empower Conservative Profile Fund — Investor Class Shares

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Empower Moderate Profile Fund — Investor Class Shares

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Empower Moderately-Conservative Profile Fund — Investor Class Shares

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Empower SecureFoundation® Balanced Fund — Investor Class Shares

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Any other Portfolio we approve for the GLWB

Covered Fund Value The aggregate value of each Covered Fund.

Covered Person(s) For purposes of the GLWB Rider, the person(s) whose age determines the Guaranteed Annual Withdrawal Percentage and on whose life the Guaranteed Annual Withdrawal Amount will be based. If there are two Covered Persons, the Guaranteed Annual Withdrawal Percentage will be based on the age of the younger life and the Installments can continue until the death of the second life. If a natural person owns the Contract, the Owner of the Contract must be a Covered Person. If a Grantor Trust owns the Contract, the Grantor(s) must be the sole Covered Person(s). A Joint Covered Person must be the Owner’s Spouse and (i) a Joint Owner; or (ii) the 100% primary Beneficiary under the Contract. If a Non-Grantor Trust owns the Contract, the Covered Person, if any, must be the Annuitant.
Death Benefit The amount payable to the Beneficiary when the Owner or the Annuitant dies, as applicable.
Distributions Amounts paid from a Covered Fund, including but not limited to partial and systematic withdrawals.
Effective Date The date on which the first Contribution is credited to your Annuity Account.
Excess Withdrawal An amount either distributed or transferred from the Covered Funds during the GLWB Accumulation Phase or any amount combined with all other amounts that exceed the annual GAW during the GAW Phase that reduces your Benefit Base. The Guarantee Benefit Fee, the M&E Charge, and up to 1.5% annually of Covered Fund Value to pay for Consultant Fees shall not be treated as a Distribution or Excess Withdrawal for this purpose. Withdrawals from the Covered Funds in the Income Segment to pay Consultant fees up to 1.5% annually of the Covered Fund Value will not be considered an Excess Withdrawal; withdrawals to pay Consultant fees will be considered an Excess Withdrawal to the extent they exceed 1.5% annually of the Covered Fund Value, and would reduce your Benefit Base and GAWs under the GLWB Rider. Withdrawals to pay Consultant fees may be taken from assets held in the Investment Segment or from other assets managed by your Consultant, if any, rather than from assets held in the Income Segment to avoid being considered an Excess Withdrawal thus reducing your benefits under the GLWB Rider. You should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account to pay Consultant fees.
Guarantee Benefit Fee The fee associated with the Income Segment and GLWB Rider. The Guarantee Benefit Fee also is sometimes referred to as the GLWB Rider Fee. For Contract applications signed before May 1, 2017, the Guarantee Benefit Fee is based on a percentage of Covered Fund Value. For Contract applications signed on or after May 1, 2017, the Guarantee Benefit Fee is based on a percentage of the Benefit Base.
Guaranteed Annual Withdrawal Percentage (GAW%) The percentage of the Benefit Base that determines the amount of the GAW. The GAW% is set forth in a Rate Sheet Supplement to this Prospectus. The applicable Rate Sheet Supplement and GAW% are based on the date you signed the application to purchase the Contract. For the GAW% applicable to you, please see the Appendix entitled “Guaranteed Annual Withdrawal Percentages and Credits” at the end of this Prospectus.For the GAW% applicable to you, please see the Appendix entitled “Guaranteed Annual Withdrawal Percentages from Rate Sheet Supplements” at the end of the Prospectus.
Guaranteed Annual Withdrawal (GAW) For purposes of the GLWB Rider, the annualized withdrawal amount that we guarantee for the lifetime of the Covered Person(s).
Guaranteed Lifetime Withdrawal Benefit (GLWB) A payment option offered by the GLWB Rider that pays Installments during the life of the Covered Person(s). The Covered Person(s) will receive periodic payments in either monthly, quarterly, semiannual, or annual Installments that in total over a 12-month period equal the GAW, without causing an Excess Withdrawal.
GLWB Accumulation Phase The period of time between the GLWB Rider Election Date and the Initial Installment Date.
GLWB Rider The Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider issued to the Owner which specifies the benefits, rights, privileges, and obligations of the Owner and Empower in the Income Segment, as modified by the Rate Sheet Supplement applicable on the date you signed the application to purchase the Contract. The GLWB Rider is initiated by allocating Contributions to the Income Segment Covered Funds. All guarantees are subject to the claims paying ability of Empower. The GAW% and Joint GAW% are disclosed in a Rate Sheet Supplement to the Prospectus applicable on the date you signed the application to purchase the Contract. For the GAW% and Joint GAW% applicable to you, please see the Appendix entitled “Guaranteed Annual Withdrawal Percentages from Rate Sheet Supplements” at the end of the Prospectus.
GLWB Rider Contributions Owner-directed amounts received and allocated to the Owner’s Covered Funds in the Income Segment, including but not limited to Transfers from other assets in the Contract. If this Contract is a Qualified Annuity Contract, GLWB Rider Contributions may also include rollovers as defined under Section 402(c), 403(b)(8),

408(d)(3) and 457(e)(16) of the Code. Reinvested dividends, capital gains, and settlements arising from the Covered Funds will not be considered GLWB Rider Contributions for the purpose of calculating the Benefit Base but will affect the Covered Fund Value. We reserve the right to stop accepting GLWB Rider Contributions at any time and will provide the Owner with a 30 day notice.
GLWB Rider Election Date The Business Day on which the Owner or Spouse Beneficiary elects the GLWB option in the GLWB Rider by allocating GLWB Rider Contributions to the Covered Fund(s). The GLWB Rider Election Date shall be the date upon which the Initial Benefit Base is calculated and before the Owner attains the age of 86 years old.
Grantor The natural person who is treated under Sections 671 through 679 of the Code as owning the assets of a Grantor Trust. All Grantors must be individuals.
Grantor Trust A permissible Contract ownership type that may be selected at Contract issue or later. trust, the assets of which are treated under Sections 671 through 679 of the Code as being owned by the Grantor(s). We allow a Grantor Trust to be an Owner only if it either has a single Grantor who is a natural person, or has two Grantors who are one another’s Spouse as of the Effective Date.
Income Segment Assets allocated to the Sub-Account(s) associated with the optional GLWB Rider attached to the Contract.
Initial Installment Date The date of the first Installment under the GLWB, which must be a Business Day.
Installments Periodic payments of the GAW that in total over a year can equal up to the GAW without causing an Excess Withdrawal.
Investment Segment Assets allocated to the Sub-Accounts not associated with the optional GLWB Rider attached to the Contract.
Joint GAW% The GAW% used with the GLWB Rider if there are two Covered Persons. The Joint GAW% is set forth in a Rate Sheet Supplement to the Prospectus. The applicable Rate Sheet Supplement and Joint GAW% are based on the date you signed the application to purchase the Contract. For the GAW% and Joint GAW% applicable to you, please see the Appendix entitled “Guaranteed Annual Withdrawal Percentages from Rate Sheet Supplements” at the end of the Prospectus.
Mortality and Expense Risk Charge (M&E Charge) An amount deducted from your Annuity Account Value at the end of each valuation period to compensate Empower for bearing certain mortality and expense risks under the Contract.
Non-Grantor Trust A permissible Contract ownership type that may be selected at Contract issue or later. A trust in which the grantor has relinquished control over trust assets and in which trust assets do not form a part of the grantor’s estate. A Non-Grantor Trust must be issued a Tax Identification Number in order to qualify as Owner of the Contract. If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application, and the Owner (the Non-Grantor Trust) will at all times be the Beneficiary.
Owner (Joint Owner) or You The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be one another’s Spouse as of the Effective Date and must both be natural persons. The Annuitant will be the Owner unless otherwise indicated in the application. If the Contract is intended to be held as a Qualified Annuity Contract, the Owner must be the Annuitant and a Joint Owner is not permitted. The Owner must be either a natural person, a Grantor Trust, or a Non-Grantor Trust. If the Owner is a Grantor Trust, all references to the life, age or death of the Owner shall pertain to the life, age or death of the Grantor(s). If the Owner is a Non-Grantor Trust, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Annuitant, and where there are Joint Annuitants, shall pertain to the older Joint Annuitant. If there is a change of ownership of the Contract from a Non-Grantor Trust to a natural person, the original Annuitant and/or Joint Annuitant shall continue to determine any benefits under the Contract and GLWB Riders.
Payout Election Date The date on which annuity payouts or periodic withdrawals begin from the Investment Segment. The Payout Election Date must occur before the Annuitant’s 99th birthday.
Portfolio A registered management investment company, or portfolio or series thereof, in which the assets of the Series Account may be invested.
Qualified Annuity Contract An annuity contract that is intended to qualify under Sections 408(b) (IRAs) or 408A (Roth IRAs) of the Code. We may issue this Contract as a Qualified Annuity Contract, in which case, under the Code, assignment of the Contract and GLWB Rider is not permitted.

Ratchet For purposes of the GLWB Rider, an increase in the Benefit Base if the Covered Fund Value exceeds the current Benefit Base on the Ratchet Date.
Ratchet Date During the GLWB Accumulation Phase, the Ratchet Date is the first anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. During the GAW Phase, the Ratchet Date is the Initial Installment Date and each anniversary thereafter. A Reset may also occur on the Ratchet Date during the GAW Phase. For Contract applications signed before May 1, 2017, if the anniversary is a non-Business Day, the Ratchet Date shall be the preceding Business Day for that year. For Contract applications signed on or after May 1, 2017, if the anniversary is a non-Business Day, the Ratchet Date shall be the following Business Day for the year.
Rate Sheet Supplement Supplements to the Prospectus which we periodically filed with the SEC (prior to ceasing sales of the Contract) that detail and modify certain rates associated with the GLWB Rider for new Contract purchases. Rate Sheet Supplements disclose the GAW%s and the Joint GAW%s for all GLWB Riders applicable for a specified range of dates. The terms of a Rate Sheet Supplement (including GAW%s, Joint GAW%s) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. GAW%s and Joint GAW%s reflected in Rate Sheet Supplements may be found in the Appendix entitled “Guaranteed Annual Withdrawal Percentages from Rate Sheet Supplements” at the end of the Prospectus, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-194100.
Request Any written, telephoned, electronic or computerized instruction in a form satisfactory to Empower that the Service Center receives from you, your designee (as specified in a form acceptable to Empower) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by Empower before it is processed. A written Request shall be deemed to include electronic mail transmissions only if such transmissions include PDF or other facsimile transmissions clearly reproducing manual signatures.
Reset A change made to the Benefit Base and GAW% if the Covered Fund Value multiplied by the Attained Age GAW% is higher than the current Benefit Base multiplied by the current GAW% on the Ratchet Date. Installments will not change unless you provide a Request.
Series Account Variable Annuity-1 Series Account of New York, the segregated asset account established by Empower under New York law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).
Service Center You may write to us at our administrative office at P.O. Box 1854 Birmingham, Alabama 35201-1854 (Regular Mail); 2801 Highway 280 South, Birmingham, Alabama 35223 (Overnight Mail); or call us toll free at (800) 838-0650.
Spouse A person recognized as a spouse in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state’s law.
Sub-Account A division of the Series Account containing the shares of a Portfolio in the Investment Segment, the Income Segment, or both. There is a Sub-Account for each Portfolio. We may also refer to a Sub-Account as an “investment option” in the Prospectus, SAI, or Series Account financial statements, or a “subaccount” in marketing materials.
Transfer Moving amounts from and among the Sub-Account(s).

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this section of the Updating Summary Prospectus is a summary of certain Contract features that have changed since the Prospectus dated May 1, 2023. This may not reflect all of the changes that have occurred since you entered into your Contract.
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The AB Variable Products Series Fund, Inc. Sustainable International Thematic Portfolio was liquidated.

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All funds of American Century Variable Portfolios, Inc. were reorganized into new portfolios of the Lincoln Variable Insurance Portfolios. You can find a complete list of Funds available in the Fund appendix.

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The Empower Bond Index Fund added sub-advisers. You can find information in the Fund appendix.

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The Delaware VIP International Series was reorganized into the Delaware Ivy VIP International Core Equity.

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The LVIP Delaware SMID Cap Core Fund changed its name to the LVIP Macquarie SMID Cap Core Fund and the LVIP Delaware Value Fund changes its name to the LVIP Macquarie Value Fund.

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For updated Fund performance and fee information please see APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE CONTRACT.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
FEES AND EXPENSES
Charges for Early Withdrawals	There are no charges for surrenders or partial withdrawals prior to the Annuity Commencement Date.
Transaction Charges	Transfer Charge. Currently no charge, but we reserve the right to charge $25 per transfer. For additional information about transaction charges, see “FEE TABLE” in the Prospectus.
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Fees and expenses in the table do not reflect any Consultant fees paid from Annuity Account Value or other assets of the Owner and if such charges were reflected, the fees and expenses would be higher.
Annual Fee	Maximum	Minimum
Base contract (1)	0.49%	0.49%
Investment options (Portfolio fees and expenses) (2)	2.30%	0.03%
Optional Guaranteed Lifetime Withdrawal Benefit Riders available for an additional charge (for a single optional benefit, if elected)
For contract applications signed before May 1, 2017 (3)	1.50%	0.95%
For contract applications signed on or after May 1, 2017 (4)	1.50%	0.90%

(1)
We calculate the Base Contract fee by dividing the total amount we receive from the Mortality and Expense Risk Charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.

(2)
As a percentage of Portfolio Assets.

(3)
Charges are assessed quarterly, as a percentage of the current Covered Fund Value.

(4)
Charges are assessed quarterly, as a percentage of the current Benefit Base.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand that cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.
Lowest Annual Cost: $520	Highest Annual Cost: $4,490
Assumes:	Assumes:

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Investment of  $100,000

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5% annual appreciation of the Annuity Account Value

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Least expensive combination of Portfolio fees and expenses

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No optional GLWB Rider

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No sales charges

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No additional purchase payments, transfers or withdrawals

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No Consultant fees

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Investment of  $100,000

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5% annual appreciation of the Annuity Account Value

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Most expensive combination of GLWB Rider fee and Covered Funds or Portfolio fees and expenses

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No sales charges

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No additional Purchase Payments, transfers, or withdrawals

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No Consultant fees

RISKS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal. For additional information about the risk of loss, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.
Not a Short-Term Investment
This Contract is a long-term investment and is typically most useful as part of a personal retirement plan. It is not suitable as a vehicle for short-term savings and is not appropriate for an investor who needs ready access to cash. If you elect to have Consultant fees paid out of your Annuity Account Value, this deduction will reduce your Death Benefit and other guaranteed benefits. Early withdrawals may be subject to federal and state income taxes and a 10% federal additional tax if you are younger than 59½.
For additional information about the investment profile of the Contract, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” “DEDUCTIONS TO PAY CONSULTANT FEES” and “OVERVIEW OF THE VARIABLE ANNUITY CONTRACT” in the Prospectus.

Risks Associated with Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the investment performance of the Portfolios corresponding to the Sub-Accounts you select.
Each Portfolio has its own unique risks.
You should review the prospectuses for the Portfolios before making an investment decision.
For additional information about the risks associated with Investment Options, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” “THE PORTFOLIOS” and “WHERE TO FIND MORE INFORMATION ABOUT THE PORTFOLIOS” in the Prospectus.

Insurance Company Risks
An investment in the Contract is subject to the risks related to Empower, including that any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of Empower. More information about Empower, including its financial strength ratings, is available upon request from Empower by contacting the Retirement Resource Operations Center at (800) 838-0650.
For additional information about Company risks, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” and “EMPOWER LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK” in the Prospectus.

RESTRICTIONS
Investments
Currently, there is no charge when you transfer Annuity Account Value among the Sub-Accounts. However, we reserve the right to charge $25 for each transfer in the future.
If you transfer any amount from a Covered Fund to an investment option that is not a Covered Fund, you will be unable to make any transfers into a Covered Fund for at least 90 calendar days.
In addition, we reserve the right to reject or restrict transfers if we determine that the transfers reflect excessive frequent trading or a market timing strategy, or we are required to reject or restrict a transfer by the applicable Portfolio.
Empower also reserves the right to discontinue or substitute any Portfolio as an investment option that is available under the Contract.
For additional information about Investments, see “ADDITION, DELETION, OR SUBSTITUTION OF SUB-ACCOUNTS”,”GUARANTEED LIFETIME WITHDRAWAL BENEFIT”,”TRANSFERS”, and “MARKET TIMING AND EXCESSIVE TRADING” in the Prospectus.

Optional Benefits
Excess Withdrawals will reduce your Covered Fund Value and may reduce the value of your Benefit Base by an amount greater than the value withdrawn or result in termination of the Guaranteed Lifetime Withdrawal Benefit (“GLWB”). If you elect to have Consultant fees paid out of your Annuity Account Value, this deduction will reduce your Death Benefit and other guaranteed benefits. If deductions of Consultant fees from Covered Fund(s) in the Income Segment exceed 1.5% of Covered Fund Value annually, the amount in excess of the 1.5% annual limit is considered an Excess Withdrawal, and may reduce or terminate your benefits under the GLWB Rider.
The GLWB Rider requires you to allocate Annuity Account Value to the Covered Funds available under the Income Segment. The number and type of Covered Funds are limited. If you fail to satisfy these investment requirements, we may terminate the benefit. In addition, if you transfer any amount from a Covered Fund to an investment option that is not a Covered Fund, you will be unable to make any transfers into a Covered Fund for at least 90 calendar days.
If you annuitize your Contract before Installments under the GLWB Rider have begun, the entire Annuity Account Value will be annuitized and any benefit under the Rider will terminate.
Empower reserves the right to refuse to accept additional GLWB Rider Contributions to the Covered Fund(s).
The Benefit Base may not exceed $5 million.
For additional information about the optional benefits, see “GUARANTEED LIFETIME WITHDRAWAL BENEFIT” and “DEDUCTIONS TO PAY CONSULTANT FEES” in the Prospectus.

TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in, payments received under, and other transactions in connection with the Contract.
If you purchase the Contract through a tax-qualified plan or individual retirement arrangement (IRA), you do not get any additional tax deferral. Generally, all earnings on the investments underlying the Contract are tax-deferred until distributed or deemed distributed. A distribution from a non-Qualified Contract, which includes a surrender, withdrawal, payment of a death benefit, or annuity income payments, will generally result in taxable income if there has been an increase in the Contract Value. In the case of a Qualified Contract, a distribution generally will result in taxable income even if there has not been an increase in the Contract Value. In certain circumstances, a 10% additional tax may also apply if the Owner takes a withdrawal before age 59½. All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. If you elect to have Consultant Fees paid out of your Contract Value, this deduction may be subject to federal and state income taxes and a 10% federal additional tax if you are younger than age 59 1/2.
For additional information about tax implications, see “DEDUCTIONS TO PAY CONSULTANT FEES” “TAX CONSEQUENCES OF WITHDRAWALS,” and “TAXATION OF ANNUITIES IN GENERAL” in the Prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation
Some investment professionals have received compensation for promoting and selling this Contract to you in the form of marketing allowances, promotional incentives, cash, and other compensation. Some investment professionals continue to receive Consultant fees based on Annuity Account Value under the Contract. These investment professionals may have a financial incentive to continue to recommend investment in the Contract over another investment.
For additional information about compensation, see “DISTRIBUTION OF THE CONTRACTS” in the Prospectus.

Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your current Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.

APPENDIX A
PORTFOLIOS AVAILABLE UNDER THE CONTRACT
The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.protective.com/eprospectus. You can also request this information at no cost by calling 855-920-9713 or by sending an email request to prospectus@protective.com. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios.
The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Investment Segment Portfolios
U.S. Equity	AB Variable Products Series Fund, Inc. - Discovery Value Portfolio - Class A	0.81%	17.18%	10.78%	7.55%
U.S. Equity	AB Variable Products Series Fund, Inc. - Large Cap Growth Portfolio - Class A(1)	0.66%	35.13%	17.86%	14.89%
U.S. Equity	AB Variable Products Series Fund, Inc. - Relative Value Portfolio - Class A(1)	0.61%	12.03%	11.85%	9.32%
U.S. Equity	Alger Capital Appreciation Portfolio - Class I-2	0.95%	43.13%	15.43%	12.54%
U.S. Equity	Alger Large Cap Growth Portfolio - Class I-2(1)	0.84%	32.67%	14.14%	11.03%
U.S. Equity	Alger Mid Cap Growth Portfolio - Class I-2(1)(2)	0.96%	23.17%	11.96%	8.54%
U.S. Equity	Allspring VT Discovery SMID Cap Growth Fund - Class 2(1)	1.15%	20.14%	9.90%	7.43%
U.S. Equity	Allspring VT Opportunity Fund - Class 2(1)	1.00%	26.50%	14.74%	10.32%
International Equity	ALPS/Global Opportunity Portfolio - Class I(1)	2.06%	29.22%	12.02%	8.85%
Taxable Bond	American Funds Insurance Series® Capital World Bond Fund® - Class 2	0.73%	6.14%	-0.33%	0.36%
International Equity	American Funds Insurance Series® Global Growth Fund - Class 1(1)	0.41%	22.91%	13.93%	9.85%
International Equity	American Funds Insurance Series® Global Small Capitalization Fund - Class 2(1)	0.91%	16.17%	8.31%	5.78%
U.S. Equity	American Funds Insurance Series® Growth-Income Fund - Class 4	0.78%	25.82%	13.08%	10.63%
International Equity	American Funds Insurance Series® International Fund - Class 2	0.78%	15.84%	4.83%	3.41%
International Equity	American Funds Insurance Series® New World Fund® - Class 2(1)	0.82%	15.99%	8.64%	4.69%
Taxable Bond	American Funds Insurance Series® The Bond Fund of America® - Class 2(1)	0.48%	5.02%	1.89%	2.08%
Allocation	BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III(1)	0.56%	15.32%	8.69%	—
Allocation	BlackRock Global Allocation V.I. Fund - Class I - BlackRock (Singapore) Limited; BlackRock International Limited(1)	0.76%	12.83%	7.65%	4.88%
U.S. Equity	BNY Mellon Investment Portfolios: MidCap Stock Portfolio - Initial Shares - Newton Investment Management North America, LLC(1)(2)	0.80%	18.31%	10.70%	7.44%
U.S. Equity	BNY Mellon Variable Investment Fund: Appreciation Portfolio - Initial Shares - Fayez Sarofim & Company	0.85%	20.97%	16.23%	11.09%
U.S. Equity	BNY Mellon Variable Investment Fund: Growth and Income Portfolio - Initial Shares - Newton Investment Management North America, LLC(1)(2)	0.70%	26.69%	16.89%	11.84%
U.S. Equity	ClearBridge Variable Large Cap Growth Portfolio - Class I - ClearBridge Investments, LLC	0.76%	44.02%	15.51%	13.27%

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
U.S. Equity	ClearBridge Variable Mid Cap Portfolio - Class I - ClearBridge Investments, LLC	0.83%	12.92%	10.73%	7.10%
U.S. Equity	ClearBridge Variable Small Cap Growth Portfolio - Class I - ClearBridge Investments, LLC	0.80%	8.40%	9.56%	7.89%
International Equity	Columbia Variable Portfolio - Emerging Markets Fund - Class 2(1)	1.34%	9.19%	3.40%	2.38%
U.S. Equity	Columbia Variable Portfolio - Large Cap Growth Fund - Class 2	0.97%	42.77%	17.98%	13.37%
Sector Equity	Columbia Variable Portfolio - Seligman Global Technology Fund - Class 2(1)	1.20%	44.87%	25.34%	20.11%
U.S. Equity	Columbia Variable Portfolio - Small Cap Value Fund - Class 2(1)	1.11%	21.67%	13.39%	8.40%
U.S. Equity	DFA VA U.S. Targeted Value Portfolio - Institutional Class	0.29%	20.03%	15.40%	9.00%
U.S. Equity	DWS Capital Growth VIP - Class A	0.49%	38.57%	17.58%	13.58%
U.S. Equity	DWS Core Equity VIP - Class A	0.61%	25.57%	15.00%	11.56%
U.S. Equity	DWS CROCI® U.S. VIP - Class A(1)	0.68%	20.76%	8.61%	5.06%
International Equity	DWS Global Small Cap VIP - Class A(1)(2)	0.87%	24.56%	9.13%	3.82%
U.S. Equity	DWS Small Cap Index VIP - Class A - Northern Trust Investments, Inc.(1)	0.38%	16.76%	9.67%	6.89%
U.S. Equity	DWS Small Mid Cap Growth VIP - Class A(2)	0.85%	18.83%	9.18%	6.46%
U.S. Equity	DWS Small Mid Cap Value VIP - Class A(1)	0.81%	14.95%	8.77%	5.51%
Allocation	Empower Aggressive Profile Fund - Investor Class	1.16%	16.94%	10.86%	8.02%
U.S. Equity	Empower Ariel Mid Cap Value Fund - Investor Class - Ariel Investments, LLC(1)	1.05%	10.45%	10.46%	6.36%
Taxable Bond	Empower Bond Index Fund - Investor Class	0.50%	5.02%	0.50%	1.29%
International Equity	Empower International Index Fund - Investor Class - Irish Life Inv Managers Ltd	0.62%	17.52%	7.66%	3.79%
International Equity	Empower International Value Fund - Investor Class - LSV Asset Management; Massachusetts Financial Services Company	1.07%	18.03%	8.25%	5.89%
Allocation	Empower Lifetime 2015 Fund - Investor Class(1)	0.77%	10.33%	6.07%	4.87%
Allocation	Empower Lifetime 2020 Fund - Investor Class(1)	0.80%	10.97%	6.45%	—
Allocation	Empower Lifetime 2025 Fund - Investor Class(1)	0.82%	11.91%	7.07%	5.60%
Allocation	Empower Lifetime 2030 Fund - Investor Class(1)	0.85%	13.07%	7.80%	—
Allocation	Empower Lifetime 2035 Fund - Investor Class(1)	0.88%	14.40%	8.68%	6.58%
Allocation	Empower Lifetime 2040 Fund - Investor Class(1)	0.90%	15.73%	9.42%	—
Allocation	Empower Lifetime 2045 Fund - Investor Class	0.92%	16.73%	9.83%	7.07%
Allocation	Empower Lifetime 2050 Fund - Investor Class	0.92%	17.05%	9.94%	—
Allocation	Empower Lifetime 2055 Fund - Investor Class	0.93%	17.06%	9.86%	7.00%
Allocation	Empower Lifetime 2060 Fund - Investor Class	0.93%	16.97%	—	—
U.S. Equity	Empower Mid Cap Value Fund - Investor Class - Goldman Sachs Asset Management, L.P.(1)	1.15%	15.15%	9.70%	8.12%
Allocation	Empower Moderately Aggressive Profile Fund - Investor Class(1)	1.01%	13.60%	8.69%	6.51%
Taxable Bond	Empower Multi-Sector Bond Fund - Investor Class(1)	0.90%	7.88%	3.28%	2.68%
U.S. Equity	Empower Small Cap Value Fund - Investor Class(1)	1.09%	17.81%	12.25%	7.64%
U.S. Equity	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class - T. Rowe Price Associates, Inc.	1.02%	19.92%	11.61%	10.38%
Taxable Bond	Federated Hermes Fund for US Government Securities II - Primary Class(1)	0.78%	4.19%	-0.11%	0.85%
U.S. Equity	Franklin Small Cap Value VIP Fund - Class 2 - Franklin Mutual Advisers, LLC(1)	0.91%	12.75%	11.06%	7.04%

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Alternative	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Service Class(1)	1.21%	7.77%	4.16%	—
International Equity	Invesco® Oppenheimer V.I. International Growth Fund - Series I(1)(2)	1.00%	21.06%	8.72%	3.80%
U.S. Equity	Invesco® V.I. Comstock Fund - Series I	0.75%	12.36%	13.49%	8.92%
International Equity	Invesco® V.I. EQV International Equity Fund - Series I(2)	0.90%	18.15%	8.42%	4.33%
International Equity	Invesco® V.I. Global Fund - Series I	0.82%	34.73%	12.30%	8.47%
U.S. Equity	Invesco® V.I. Growth and Income Fund - Series I(2)	0.75%	12.66%	11.77%	8.25%
Taxable Bond	Invesco® V.I. High Yield Fund - Series I	0.90%	10.18%	4.05%	3.22%
U.S. Equity	Invesco® V.I. Main Street Mid Cap Fund® - Series I	0.94%	14.47%	10.61%	6.73%
U.S. Equity	Invesco® V.I. Main Street Small Cap Fund® - Series I	0.88%	18.13%	13.07%	8.93%
U.S. Equity	Invesco® V.I. Small Cap Equity Fund - Series I(2)	0.95%	16.57%	12.44%	6.55%
Sector Equity	Invesco® V.I. Technology Fund - Series I	0.98%	46.94%	14.92%	12.24%
Allocation	Janus Henderson Balanced Portfolio - Institutional Shares	0.62%	15.41%	9.64%	7.99%
Taxable Bond	Janus Henderson Flexible Bond Portfolio - Institutional Shares(1)	0.57%	5.50%	1.79%	1.91%
International Equity	Janus Henderson Global Research Portfolio - Institutional Shares	0.61%	26.78%	13.33%	9.01%
Sector Equity	Janus Henderson Global Technology and Innovation Portfolio - Institutional Shares	0.73%	54.55%	20.34%	17.14%
International Equity	Lazard Retirement Emerging Markets Equity Portfolio - Service Shares	1.42%	22.27%	5.01%	2.04%
Taxable Bond	Lord Abbett Series Fund - Short Duration Income Portfolio - Class VC	0.85%	4.97%	1.70%	—
Allocation	LVIP American Century Balanced Fund - Standard Class II(1)(formerly, American Century Investments® VP Balanced Fund - Class I)	0.77%	16.41%	8.50%	6.55%
U.S. Equity	LVIP American Century Disciplined Core Value Fund - Standard Class II(1)(formerly, American Century Investments® VP Disciplined Core Value Fund - Class I)	0.71%	8.65%	10.19%	8.19%
International Equity	LVIP American Century International Fund - Standard Class II(1)(formerly, American Century Investments® VP International Fund - Class I)	0.95%	12.57%	8.29%	4.07%
U.S. Equity	LVIP American Century Mid Cap Value Fund - Service Class(1)(formerly, American Century Investments® VP Mid Cap Value Fund - Class II)	1.01%	6.03%	10.90%	8.61%
U.S. Equity	LVIP American Century Value Fund - Standard Class II(1)(formerly, American Century Investments® VP Value Fund - Class I)	0.71%	9.10%	11.87%	8.53%
U.S. Equity	LVIP Baron Growth Opportunities Fund - Service Class - BAMCO Inc.(1)	1.15%	17.81%	13.66%	9.35%
Taxable Bond	LVIP JPMorgan Core Bond Fund - Standard Class	0.49%	5.91%	1.28%	1.81%
U.S. Equity	LVIP JPMorgan Small Cap Core Fund - Standard Class	0.78%	13.10%	9.41%	7.10%
U.S. Equity	LVIP Macquarie SMID Cap Core Fund -Standard Class - Delaware Investments Fund Advisers(1)(formerly, LVIP Delaware SMID Cap Core Fund - Standard Class)	0.80%	16.45%	12.25%	8.36%
U.S. Equity	LVIP Macquarie Value Fund - Standard Class - Delaware Investments Fund Advisers(formerly, LVIP Delaware Value Fund - Standard Class)	0.68%	3.49%	8.10%	7.84%

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
International Equity	Macquarie VIP Emerging Markets Series - Standard Class - Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited(1) (formerly, Delaware VIP® Emerging Markets Series - Standard Class)	1.18%	13.79%	4.20%	2.67%
International Equity	Macquarie VIP International Core Equity Series - Service Class(1)(2)(formerly, Delaware Ivy VIP International Core Equity Portfolio - Class II)	1.11%	15.65%	7.56%	4.00%
U.S. Equity	Macquarie VIP Small Cap Value Series - Standard Class - Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited (formerly, Delaware VIP® Small Cap Value Series - Standard Class)	0.78%	9.45%	10.21%	7.06%
U.S. Equity	MFS® VIT II Core Equity Portfolio - Service Class(1)	1.06%	22.79%	14.79%	11.33%
International Equity	MFS® VIT II International Growth Portfolio - Initial Class(1)	0.88%	14.72%	9.47%	6.36%
International Equity	MFS® VIT II International Intrinsic Value Portfolio - Service Class(1)	1.14%	17.37%	8.31%	6.66%
U.S. Equity	MFS® VIT III Blended Research® Small Cap Equity Portfolio - Initial Class(1)	0.51%	18.96%	10.28%	8.27%
U.S. Equity	MFS® VIT III Mid Cap Value Portfolio - Initial Class(1)	0.79%	12.73%	12.90%	8.73%
Sector Equity	MFS® VIT Utilities Series - Service Class(1)(2)	1.04%	-2.33%	8.05%	6.13%
U.S. Equity	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - Class S(1)(2)	1.26%	10.69%	8.36%	5.88%
U.S. Equity	Neuberger Berman AMT Sustainable Equity Portfolio - Class S(1)(2)	1.16%	26.57%	13.69%	9.74%
U.S. Equity	NVIT Mid Cap Index Fund - Class II - BlackRock Investment Management, LLC	0.61%	15.82%	11.93%	8.63%
Commodities	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class(1)	1.48%	-7.85%	8.55%	-0.80%
Taxable Bond	PIMCO VIT Emerging Markets Bond Portfolio - Administrative Class	1.27%	11.11%	2.25%	2.78%
Taxable Bond	PIMCO VIT High Yield Portfolio - Administrative Class	0.77%	12.22%	4.83%	4.15%
Taxable Bond	PIMCO VIT Low Duration Portfolio - Administrative Class	0.69%	4.97%	0.99%	0.92%
Taxable Bond	PIMCO VIT Real Return Portfolio - Administrative Class	0.84%	3.67%	3.16%	2.25%
Taxable Bond	PIMCO VIT Total Return Portfolio - Administrative Class	0.75%	5.93%	1.08%	1.71%
Taxable Bond	Pioneer Bond VCT Portfolio - Class I	0.64%	6.51%	1.84%	2.26%
U.S. Equity	Pioneer Fund VCT Portfolio - Class I	0.80%	28.54%	16.93%	12.26%
U.S. Equity	Pioneer Mid Cap Value VCT Portfolio - Class II	1.05%	11.91%	12.46%	7.38%
U.S. Equity	Pioneer Select Mid Cap Growth VCT Portfolio - Class I	0.92%	18.13%	10.66%	8.77%
Sector Equity	PSF Natural Resources Portfolio - Class II - T. Rowe Price Associates, Inc.	0.91%	1.58%	13.73%	0.96%
U.S. Equity	PSF PGIM Jennison Blend Portfolio - Class II - Jennison Associates LLC	0.86%	31.98%	14.25%	10.08%
U.S. Equity	Putnam VT Core Equity Fund - Class IA - Putnam Investments Limited	0.70%	28.36%	17.19%	12.23%
Allocation	Putnam VT Global Asset Allocation Fund - Class IA - The Putnam Advisory Company, LLC; Putnam Investments Limited(1)	0.86%	17.78%	8.41%	6.61%
Sector Equity	Putnam VT Global Health Care Fund - Class IB - The Putnam Advisory Company, LLC; Putnam Investments Limited	1.01%	9.13%	13.48%	10.16%
Taxable Bond	Putnam VT Income Fund - Class IA - Putnam Investments Limited	0.64%	4.96%	0.64%	1.70%

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
International Equity	Putnam VT International Equity Fund - Class IA - The Putnam Advisory Company, LLC; Putnam Investments Limited	0.85%	18.86%	9.33%	3.96%
International Equity	Putnam VT International Value Fund - Class IA - The Putnam Advisory Company, LLC; Putnam Investments Limited	0.88%	19.08%	9.96%	4.14%
U.S. Equity	Putnam VT Large Cap Value Fund - Class IB - Putnam Investments Limited	0.82%	15.67%	14.50%	10.26%
Taxable Bond	Putnam VT Mortgage Securities Fund - Class IB - Putnam Investments Limited(1)	0.75%	5.27%	0.30%	0.63%
U.S. Equity	Royce Capital Small-Cap Portfolio - Service Class(2)	1.39%	25.53%	9.90%	5.35%
Money Market	Schwab® Government Money Market Portfolio™	0.26%	4.89%	1.70%	1.05%
U.S. Equity	Schwab® S&P 500 Index Portfolio	0.03%	26.22%	15.64%	11.92%
Allocation	Schwab® VIT Balanced Portfolio	0.58%	11.96%	5.02%	3.66%
Allocation	Schwab® VIT Balanced with Growth Portfolio	0.54%	14.85%	6.91%	4.82%
Allocation	Schwab® VIT Growth Portfolio	0.55%	17.52%	8.45%	5.77%
Sector Equity	T. Rowe Price® Health Sciences Portfolio	0.86%	2.96%	11.24%	11.30%
International Equity	Templeton Foreign VIP Fund - Class 2 - Templeton Investment Counsel, LLC(1)(2)	1.07%	20.76%	5.27%	1.28%
Taxable Bond	Templeton Global Bond VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.75%	2.88%	-2.13%	-0.66%
Taxable Bond	Touchstone VST Bond Fund - Class I - Fort Washington Investment Advisors Inc(1)(2)	0.63%	6.07%	1.82%	1.43%
U.S. Equity	Touchstone VST Common Stock Fund - Class I - Fort Washington Investment Advisors Inc(1)(2)	0.73%	26.66%	16.22%	11.29%
U.S. Equity	Touchstone VST Common Stock Fund - Class SC - Fort Washington Investment Advisors Inc	0.95%	26.35%	15.98%	10.99%
U.S. Equity	Touchstone VST Small Company Fund - Class I - Fort Washington Investment Advisors Inc(1)	0.76%	16.60%	12.29%	9.49%
Taxable Bond	VanEck® VIP Emerging Markets Bond Fund - Initial Class(1)	1.10%	11.40%	4.06%	1.97%
Sector Equity	VanEck® VIP Global Resources Fund - Class S	1.36%	-3.84%	10.34%	-1.26%
U.S. Equity	Vanguard® VIF Capital Growth Portfolio	0.34%	27.98%	14.33%	12.85%
U.S. Equity	Vanguard® VIF Diversified Value Portfolio	0.29%	20.13%	14.28%	9.27%
U.S. Equity	Vanguard® VIF Mid-Cap Index Portfolio	0.17%	15.83%	12.56%	9.27%
Sector Equity	Vanguard® VIF Real Estate Index Portfolio	0.26%	11.70%	7.18%	7.29%
U.S. Equity	Vanguard® VIF Small Company Growth Portfolio	0.29%	19.65%	9.98%	7.85%
Income Segment Covered Funds (for Contracts with the Guaranteed Lifetime Withdrawal Benefit Rider)
Allocation	Empower Conservative Profile Fund - Investor Class(1)	0.78%	8.25%	4.59%	3.71%
Allocation	Empower Moderate Profile Fund - Investor Class(1)	0.92%	11.93%	7.59%	5.74%
Allocation	Empower Moderately Conservative Profile Fund - Investor Class(1)	0.83%	9.90%	6.05%	4.71%
Allocation	Empower SecureFoundation® Balanced Fund - Investor Class(1)	0.60%	13.18%	7.61%	5.87%

(1)
These Portfolios and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Portfolio operating expenses for Owners and will continue past the current year.

(2)
The Sub-Accounts investing in these Portfolios are closed to new Contributions and incoming Transfers.

This Updating Summary Prospectus incorporates by reference the Schwab Advisor Choice Variable Annuity Contract’s Prospectus and Statement of Additional Information (SAI), both dated May 1, 2024, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the Prospectus.
EDGAR Contract Identifier: C000141361